T. ROWE PRICE Equity Index 500 Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.9%
COMMUNICATION SERVICES  8.8%
Diversified Telecommunication Services  0.7%
AT&T  4,969,085 109,320
Verizon Communications  2,905,871 130,503
239,823
Entertainment  1.2%
Electronic Arts  165,069 23,677
Live Nation Entertainment (1) 108,244 11,852
Netflix (1) 296,396 210,225
Take-Two Interactive Software (1) 112,665 17,318
Walt Disney  1,251,798 120,410
Warner Bros Discovery (1) 1,537,530 12,685
396,167
Interactive Media & Services  6.2%
Alphabet, Class A  4,048,458 671,437
Alphabet, Class C  3,318,686 554,851
Match Group (1) 174,054 6,586
Meta Platforms, Class A  1,509,686 864,205
2,097,079
Media  0.5%
Charter Communications, Class A (1)(2) 67,839 21,985
Comcast, Class A  2,666,095 111,363
Fox, Class A  156,362 6,619
Fox, Class B  91,327 3,544
Interpublic Group  265,107 8,385
News, Class A  265,874 7,080
News, Class B (2) 78,927 2,206
Omnicom Group  137,093 14,174
Paramount Global, Class B  411,030 4,365
179,721
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  337,922 69,734
69,734
Total Communication Services 2,982,524
CONSUMER DISCRETIONARY  10.1%
Automobile Components  0.1%
Aptiv (1) 181,490 13,069
BorgWarner  153,002 5,553
18,622

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Automobiles  1.7%
Ford Motor  2,684,367 28,347
General Motors  773,617 34,689
Tesla (1) 1,917,015 501,549
564,585
Broadline Retail  3.6%
Amazon.com (1) 6,456,009 1,202,948
eBay  335,528 21,846
1,224,794
Distributors  0.1%
Genuine Parts  97,118 13,565
LKQ  185,242 7,395
Pool  27,017 10,180
31,140
Hotels, Restaurants & Leisure  1.9%
Airbnb, Class A (1) 304,980 38,675
Booking Holdings  23,131 97,431
Caesars Entertainment (1) 150,647 6,288
Carnival (1) 700,442 12,944
Chipotle Mexican Grill (1) 950,063 54,743
Darden Restaurants  83,343 13,679
Domino's Pizza  24,152 10,389
Expedia Group (1)(2) 85,072 12,592
Hilton Worldwide Holdings  169,632 39,100
Las Vegas Sands  240,640 12,114
Marriott International, Class A  160,865 39,991
McDonald's  495,262 150,812
MGM Resorts International (1) 155,474 6,077
Norwegian Cruise Line Holdings (1)(2) 300,300 6,159
Royal Caribbean Cruises  165,535 29,359
Starbucks  784,404 76,472
Wynn Resorts  66,399 6,366
Yum! Brands  194,196 27,131
640,322
Household Durables  0.4%
DR Horton  202,023 38,540
Garmin  108,093 19,028
Lennar, Class A  166,250 31,169
Mohawk Industries (1) 37,568 6,036
NVR (1) 2,112 20,722

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
PulteGroup  142,365 20,434
135,929
Leisure Products  0.0%
Hasbro  92,273 6,673
6,673
Specialty Retail  1.9%
AutoZone (1) 11,756 37,032
Best Buy  134,109 13,853
CarMax (1) 111,061 8,594
Home Depot  684,952 277,542
Lowe's  393,247 106,511
O'Reilly Automotive (1) 39,953 46,010
Ross Stores  229,550 34,549
TJX  779,791 91,657
Tractor Supply  74,550 21,689
Ulta Beauty (1) 32,596 12,684
650,121
Textiles, Apparel & Luxury Goods  0.4%
Deckers Outdoor (1) 106,998 17,061
Lululemon Athletica (1) 80,248 21,775
NIKE, Class B  828,478 73,238
Ralph Lauren (2) 27,447 5,321
Tapestry  158,497 7,446
124,841
Total Consumer Discretionary 3,397,027
CONSUMER STAPLES  5.8%
Beverages  1.3%
Brown-Forman, Class B (2) 128,156 6,305
Coca-Cola  2,678,678 192,490
Constellation Brands, Class A  107,670 27,745
Keurig Dr Pepper  732,840 27,467
Molson Coors Beverage, Class B  118,638 6,824
Monster Beverage (1) 484,467 25,275
PepsiCo  948,452 161,284
447,390
Consumer Staples Distribution & Retail  1.9%
Costco Wholesale  306,236 271,484
Dollar General  153,379 12,971
Dollar Tree (1) 137,555 9,673
Kroger  463,750 26,573
Sysco  337,795 26,368

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Target  320,002 49,876
Walgreens Boots Alliance  496,574 4,449
Walmart  3,001,991 242,411
643,805
Food Products  0.7%
Archer-Daniels-Midland  327,993 19,594
Bunge Global  97,343 9,407
Campbell Soup (2) 138,933 6,797
Conagra Brands  330,923 10,762
General Mills  382,644 28,258
Hershey  103,392 19,829
Hormel Foods  202,934 6,433
J M Smucker  73,480 8,898
Kellanova  184,791 14,915
Kraft Heinz  610,022 21,418
Lamb Weston Holdings  100,362 6,497
McCormick  174,032 14,323
Mondelez International, Class A  921,165 67,862
Tyson Foods, Class A  195,859 11,665
246,658
Household Products  1.2%
Church & Dwight  169,213 17,720
Clorox  85,886 13,992
Colgate-Palmolive  563,211 58,467
Kimberly-Clark  231,678 32,963
Procter & Gamble  1,626,088 281,638
404,780
Personal Care Products  0.1%
Estee Lauder, Class A  162,828 16,233
Kenvue  1,316,917 30,460
46,693
Tobacco  0.6%
Altria Group  1,176,173 60,032
Philip Morris International  1,073,303 130,299
190,331
Total Consumer Staples 1,979,657
ENERGY  3.3%
Energy Equipment & Services  0.2%
Baker Hughes  682,354 24,667
Halliburton  620,345 18,021

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Schlumberger  987,974 41,446
84,134
Oil, Gas & Consumable Fuels  3.1%
APA  252,876 6,186
Chevron  1,174,496 172,968
ConocoPhillips  801,194 84,350
Coterra Energy  504,397 12,080
Devon Energy  437,888 17,130
Diamondback Energy  128,655 22,180
EOG Resources  391,751 48,158
EQT  415,741 15,233
Exxon Mobil  3,069,300 359,783
Hess  192,697 26,168
Kinder Morgan  1,332,190 29,428
Marathon Oil  395,055 10,520
Marathon Petroleum  230,388 37,533
Occidental Petroleum  464,138 23,922
ONEOK  403,249 36,748
Phillips 66  288,128 37,875
Targa Resources  150,402 22,261
Valero Energy  220,316 29,749
Williams  842,129 38,443
1,030,715
Total Energy 1,114,849
FINANCIALS  12.9%
Banks  3.1%
Bank of America  4,662,018 184,989
Citigroup  1,321,229 82,709
Citizens Financial Group  312,991 12,855
Fifth Third Bancorp  475,357 20,364
Huntington Bancshares  1,003,023 14,744
JPMorgan Chase  1,965,684 414,484
KeyCorp  654,537 10,964
M&T Bank  115,844 20,634
PNC Financial Services Group  273,903 50,631
Regions Financial  644,177 15,029
Truist Financial  924,824 39,555
U.S. Bancorp  1,079,410 49,361
Wells Fargo  2,349,729 132,736
1,049,055
Capital Markets  3.0%
Ameriprise Financial  67,529 31,726

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  507,882 36,496
BlackRock  96,069 91,218
Blackstone  497,676 76,209
Cboe Global Markets  73,121 14,980
Charles Schwab  1,030,113 66,762
CME Group  249,151 54,975
FactSet Research Systems  26,312 12,100
Franklin Resources (2) 216,167 4,356
Goldman Sachs Group  217,956 107,912
Intercontinental Exchange  397,104 63,791
Invesco  318,310 5,589
KKR  466,124 60,866
MarketAxess Holdings  26,345 6,750
Moody's  107,923 51,219
Morgan Stanley  859,464 89,591
MSCI  54,081 31,525
Nasdaq  286,714 20,933
Northern Trust  137,695 12,397
Raymond James Financial  128,877 15,782
S&P Global  221,877 114,626
State Street  208,111 18,412
T. Rowe Price Group (3) 152,452 16,607
1,004,822
Consumer Finance  0.5%
American Express  387,586 105,113
Capital One Financial  265,411 39,740
Discover Financial Services  172,454 24,194
Synchrony Financial  270,135 13,474
182,521
Financial Services  4.1%
Berkshire Hathaway, Class B (1) 1,266,028 582,702
Corpay (1) 47,494 14,854
Fidelity National Information Services  375,236 31,426
Fiserv (1) 397,045 71,329
Global Payments  178,779 18,311
Jack Henry & Associates  51,137 9,028
Mastercard, Class A  569,583 281,260
PayPal Holdings (1) 704,590 54,979
Visa, Class A  1,154,517 317,434
1,381,323
Insurance  2.2%
Aflac  346,922 38,786

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Allstate  181,680 34,456
American International Group  442,974 32,439
Aon, Class A  150,436 52,049
Arch Capital Group (1) 261,637 29,272
Arthur J Gallagher  151,087 42,511
Assurant  37,020 7,362
Brown & Brown  165,405 17,136
Chubb  259,103 74,723
Cincinnati Financial  108,675 14,793
Erie Indemnity, Class A  17,238 9,305
Everest Group  30,055 11,776
Globe Life  59,262 6,276
Hartford Financial Services Group  204,946 24,104
Loews  126,734 10,018
Marsh & McLennan  341,286 76,138
MetLife  404,679 33,378
Principal Financial Group  147,473 12,668
Progressive  405,893 102,999
Prudential Financial  245,472 29,727
Travelers  156,884 36,730
W R Berkley  211,609 12,005
Willis Towers Watson  70,371 20,726
729,377
Total Financials 4,347,098
HEALTH CARE  11.7%
Biotechnology  1.9%
AbbVie  1,220,000 240,926
Amgen  371,857 119,816
Biogen (1) 102,300 19,830
Gilead Sciences  862,646 72,324
Incyte (1) 111,976 7,402
Moderna (1) 232,457 15,535
Regeneron Pharmaceuticals (1) 73,480 77,245
Vertex Pharmaceuticals (1) 178,768 83,141
636,219
Health Care Equipment & Supplies  2.4%
Abbott Laboratories  1,201,166 136,945
Align Technology (1) 49,337 12,547
Baxter International  351,424 13,344
Becton Dickinson & Company  199,873 48,189
Boston Scientific (1) 1,018,449 85,346
Cooper (1) 136,231 15,032

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Dexcom (1) 278,655 18,681
Edwards Lifesciences (1) 414,050 27,323
GE HealthCare Technologies  317,948 29,840
Hologic (1) 163,459 13,315
IDEXX Laboratories (1) 56,586 28,588
Insulet (1) 49,041 11,414
Intuitive Surgical (1) 244,837 120,281
Medtronic  884,737 79,653
ResMed  102,658 25,061
Solventum (1) 96,228 6,709
STERIS  67,515 16,375
Stryker  236,962 85,605
Teleflex  32,966 8,153
Zimmer Biomet Holdings  141,905 15,319
797,720
Health Care Providers & Services  2.5%
Cardinal Health  167,502 18,512
Cencora  120,568 27,137
Centene (1) 361,521 27,215
Cigna Group  192,776 66,785
CVS Health  873,549 54,929
DaVita (1) 30,946 5,073
Elevance Health  159,979 83,189
HCA Healthcare  128,041 52,040
Henry Schein (1) 90,336 6,586
Humana  82,720 26,201
Labcorp Holdings  59,418 13,279
McKesson  89,888 44,442
Molina Healthcare (1) 40,391 13,917
Quest Diagnostics  78,112 12,127
UnitedHealth Group  638,652 373,407
Universal Health Services, Class B  42,202 9,665
834,504
Life Sciences Tools & Services  1.3%
Agilent Technologies  200,561 29,779
Bio-Techne  110,620 8,842
Charles River Laboratories International (1) 35,398 6,972
Danaher  443,687 123,354
IQVIA Holdings (1) 119,064 28,215
Mettler-Toledo International (1) 14,792 22,183
Revvity  85,432 10,914
Thermo Fisher Scientific  263,766 163,158
Waters (1) 40,956 14,740

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  51,020 15,314
423,471
Pharmaceuticals  3.6%
Bristol-Myers Squibb  1,403,693 72,627
Catalent (1) 127,051 7,695
Eli Lilly  545,042 482,875
Johnson & Johnson  1,662,814 269,476
Merck  1,750,601 198,798
Pfizer  3,927,645 113,666
Viatris  831,144 9,650
Zoetis  312,325 61,022
1,215,809
Total Health Care 3,907,723
INDUSTRIALS & BUSINESS SERVICES  8.8%
Aerospace & Defense  2.0%
Axon Enterprise (1) 49,620 19,828
Boeing (1) 404,566 61,510
General Dynamics  178,229 53,861
General Electric  748,585 141,168
Howmet Aerospace  282,088 28,279
Huntington Ingalls Industries  27,961 7,392
L3Harris Technologies  132,121 31,428
Lockheed Martin  146,346 85,548
Northrop Grumman  94,717 50,017
RTX  921,488 111,648
Textron  127,760 11,317
TransDigm Group  38,945 55,580
657,576
Air Freight & Logistics  0.4%
CH Robinson Worldwide  82,333 9,087
Expeditors International of Washington  98,933 13,000
FedEx  156,550 42,844
United Parcel Service, Class B  504,972 68,848
133,779
Building Products  0.6%
A.O. Smith  84,975 7,633
Allegion  61,690 8,991
Builders FirstSource (1) 79,721 15,455
Carrier Global  578,340 46,550
Johnson Controls International  459,614 35,671
Masco  148,988 12,506

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Trane Technologies  155,566 60,473
187,279
Commercial Services & Supplies  0.6%
Cintas  236,038 48,595
Copart (1) 603,813 31,640
Republic Services  142,574 28,635
Rollins  194,327 9,829
Veralto  170,785 19,104
Waste Management  252,530 52,425
190,228
Construction & Engineering  0.1%
Quanta Services  101,837 30,363
30,363
Electrical Equipment  0.8%
AMETEK  160,880 27,625
Eaton  274,675 91,038
Emerson Electric  394,360 43,131
GE Vernova (1) 189,375 48,287
Generac Holdings (1) 42,458 6,746
Hubbell  37,145 15,911
Rockwell Automation  79,004 21,209
253,947
Ground Transportation  1.0%
CSX  1,335,513 46,115
JB Hunt Transport Services  56,432 9,725
Norfolk Southern  157,575 39,158
Old Dominion Freight Line  130,336 25,890
Uber Technologies (1) 1,448,036 108,834
Union Pacific  420,423 103,626
333,348
Industrial Conglomerates  0.6%
3M  378,529 51,745
Honeywell International  451,193 93,266
Roper Technologies  73,995 41,174
186,185
Machinery  1.7%
Caterpillar  334,720 130,916
Cummins  94,950 30,744
Deere  176,749 73,763
Dover  96,256 18,456
Fortive  243,522 19,221

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
IDEX  52,962 11,360
Illinois Tool Works  186,134 48,780
Ingersoll Rand  282,206 27,701
Nordson  38,031 9,988
Otis Worldwide  275,240 28,609
PACCAR  361,957 35,718
Parker-Hannifin  88,929 56,187
Pentair  115,664 11,311
Snap-on  36,548 10,588
Stanley Black & Decker  107,516 11,841
Westinghouse Air Brake Technologies  120,211 21,851
Xylem  169,682 22,912
569,946
Passenger Airlines  0.1%
Delta Air Lines  445,853 22,645
Southwest Airlines  418,430 12,398
United Airlines Holdings (1) 227,806 12,999
48,042
Professional Services  0.6%
Amentum Holdings (1) 87,207 2,813
Automatic Data Processing  281,289 77,841
Broadridge Financial Solutions  79,924 17,186
Dayforce (1)(2) 107,933 6,611
Equifax  85,817 25,218
Jacobs Solutions  87,207 11,415
Leidos Holdings  92,119 15,015
Paychex  220,362 29,570
Paycom Software  34,773 5,792
Verisk Analytics  97,856 26,222
217,683
Trading Companies & Distributors  0.3%
Fastenal  394,753 28,193
United Rentals  45,829 37,109
WW Grainger  30,708 31,900
97,202
Total Industrials & Business Services 2,905,578
INFORMATION TECHNOLOGY  31.5%
Communications Equipment  0.8%
Arista Networks (1) 178,042 68,336
Cisco Systems  2,781,489 148,031
F5 (1) 39,573 8,714

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Juniper Networks  233,020 9,083
Motorola Solutions  115,382 51,879
286,043
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  831,033 54,150
CDW  91,643 20,739
Corning  536,128 24,206
Jabil  77,014 9,228
Keysight Technologies (1) 119,638 19,014
TE Connectivity  209,019 31,560
Teledyne Technologies (1) 32,687 14,306
Trimble (1) 174,258 10,820
Zebra Technologies, Class A (1) 35,554 13,166
197,189
IT Services  1.2%
Accenture, Class A  432,460 152,866
Akamai Technologies (1) 105,407 10,641
Cognizant Technology Solutions, Class A  342,855 26,461
EPAM Systems (1) 39,962 7,954
Gartner (1) 52,958 26,837
GoDaddy, Class A (1) 98,756 15,483
International Business Machines  636,838 140,792
VeriSign (1) 57,166 10,859
391,893
Semiconductors & Semiconductor Equipment  11.1%
Advanced Micro Devices (1) 1,117,618 183,379
Analog Devices  343,459 79,054
Applied Materials  571,465 115,465
Broadcom  3,217,193 554,966
Enphase Energy (1) 94,553 10,686
First Solar (1) 73,343 18,295
Intel  2,946,156 69,117
KLA  92,707 71,793
Lam Research  90,524 73,875
Microchip Technology  368,845 29,615
Micron Technology  766,714 79,516
Monolithic Power Systems  33,877 31,319
NVIDIA  17,000,822 2,064,580
NXP Semiconductors  176,752 42,422
ON Semiconductor (1) 293,952 21,344
Qorvo (1) 67,357 6,958
QUALCOMM  769,047 130,776

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Skyworks Solutions  111,916 11,054
Teradyne  112,778 15,104
Texas Instruments  631,196 130,386
3,739,704
Software  10.2%
Adobe (1) 306,159 158,523
ANSYS (1) 61,015 19,441
Autodesk (1) 148,784 40,987
Cadence Design Systems (1) 188,214 51,012
Crowdstrike Holdings, Class A (1) 159,444 44,719
Fair Isaac (1) 16,866 32,779
Fortinet (1) 436,749 33,870
Gen Digital  377,821 10,364
Intuit  192,971 119,835
Microsoft  5,136,945 2,210,427
Oracle  1,105,440 188,367
Palantir Technologies, Class A (1) 1,391,813 51,776
Palo Alto Networks (1) 223,787 76,490
PTC (1) 83,855 15,149
Salesforce  669,138 183,150
ServiceNow (1) 142,106 127,098
Synopsys (1) 105,524 53,436
Tyler Technologies (1) 29,808 17,400
3,434,823
Technology Hardware, Storage & Peripherals  7.6%
Apple  10,508,241 2,448,420
Dell Technologies, Class C  198,822 23,568
Hewlett Packard Enterprise  890,074 18,211
HP  676,325 24,260
NetApp  144,621 17,862
Seagate Technology Holdings  145,132 15,896
Super Micro Computer (1) 35,470 14,770
Western Digital (1) 225,240 15,382
2,578,369
Total Information Technology 10,628,021
MATERIALS  2.2%
Chemicals  1.5%
Air Products & Chemicals  154,579 46,024
Albemarle (2) 81,253 7,695
Celanese  75,517 10,267
CF Industries Holdings  125,181 10,741
Corteva  480,637 28,257

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Dow  484,723 26,480
DuPont de Nemours  292,320 26,049
Eastman Chemical  82,032 9,183
Ecolab  175,722 44,867
FMC  88,332 5,825
International Flavors & Fragrances  175,543 18,420
Linde  331,915 158,277
LyondellBasell Industries, Class A  177,586 17,030
Mosaic  228,025 6,107
PPG Industries  161,977 21,455
Sherwin-Williams  159,993 61,065
497,742
Construction Materials  0.1%
Martin Marietta Materials  41,960 22,585
Vulcan Materials  90,665 22,705
45,290
Containers & Packaging  0.2%
Amcor  1,012,996 11,477
Avery Dennison  55,769 12,312
Ball  207,507 14,092
International Paper  239,518 11,700
Packaging Corp. of America  62,060 13,368
Smurfit WestRock  337,856 16,697
79,646
Metals & Mining  0.4%
Freeport-McMoRan  992,859 49,563
Newmont  790,156 42,234
Nucor  163,000 24,505
Steel Dynamics  97,896 12,343
128,645
Total Materials 751,323
REAL ESTATE  2.2%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  106,337 12,628
Healthpeak Properties, REIT  497,650 11,381
Ventas, REIT  285,548 18,312
Welltower, REIT  398,728 51,049
93,370
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  488,370 8,595
8,595

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  641,348 80,989
80,989
Office Real Estate Investment Trusts  0.0%
BXP, REIT  100,934 8,121
8,121
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 207,826 25,870
CoStar Group (1) 286,221 21,593
47,463
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  97,791 22,027
Camden Property Trust, REIT  73,933 9,133
Equity Residential, REIT  233,800 17,409
Essex Property Trust, REIT  44,578 13,169
Invitation Homes, REIT  398,568 14,054
Mid-America Apartment Communities, REIT  80,815 12,842
UDR, REIT  209,400 9,494
98,128
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  51,242 5,891
Kimco Realty, REIT  460,248 10,687
Realty Income, REIT  601,665 38,158
Regency Centers, REIT  115,305 8,329
Simon Property Group, REIT  210,894 35,645
98,710
Specialized Real Estate Investment Trusts  1.0%
American Tower, REIT  323,426 75,216
Crown Castle, REIT  302,453 35,880
Digital Realty Trust, REIT  211,739 34,266
Equinix, REIT  65,668 58,289
Extra Space Storage, REIT  145,962 26,301
Iron Mountain, REIT  201,874 23,988
Public Storage, REIT  108,437 39,457
SBA Communications, REIT  74,819 18,009
VICI Properties, REIT  718,919 23,947
Weyerhaeuser, REIT  505,813 17,127
352,480
Total Real Estate 787,856

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  2.6%
Electric Utilities  1.7%
Alliant Energy  178,463 10,831
American Electric Power  367,771 37,733
Constellation Energy  215,372 56,001
Duke Energy  534,260 61,600
Edison International  265,079 23,086
Entergy  147,640 19,431
Evergy  161,452 10,012
Eversource Energy  243,677 16,582
Exelon  697,549 28,286
FirstEnergy  357,717 15,865
NextEra Energy  1,418,103 119,872
NRG Energy  145,443 13,250
PG&E  1,485,713 29,372
Pinnacle West Capital  79,096 7,007
PPL  510,594 16,890
Southern  757,098 68,275
Xcel Energy  388,508 25,370
559,463
Gas Utilities  0.0%
Atmos Energy  106,821 14,817
14,817
Independent Power & Renewable Electricity
Producers  0.1%
AES  497,959 9,989
Vistra  237,449 28,147
38,136
Multi-Utilities  0.7%
Ameren  183,010 16,006
CenterPoint Energy  450,432 13,252
CMS Energy  206,809 14,607
Consolidated Edison  238,377 24,822
Dominion Energy  583,333 33,711
DTE Energy  143,990 18,490
NiSource  314,124 10,884
Public Service Enterprise Group  343,586 30,651
Sempra  435,725 36,440
WEC Energy Group  220,516 21,209
220,072

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Water Utilities  0.1%
American Water Works  136,063 19,898
19,898
Total Utilities 852,386
Total Common Stocks (Cost $9,534,925) 33,654,042
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 46,800,752 46,801
Total Short-Term Investments (Cost $46,801) 46,801
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 11,393,148 11,393
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust
Company 11,393
Total Securities Lending Collateral (Cost $11,393) 11,393
Total Investments in Securities  100.0%
(Cost $9,593,119) $ 33,712,236
Other Assets Less Liabilities 0.0% 11,933
Net Assets 100.0% $ 33,724,169
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Affiliated Companies
(4) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 233 S&P 500 E-Mini Index contracts 12/24 67,736 $ 876
Net payments (receipts) of variation margin to date (596)
Variation margin receivable (payable) on open futures contracts $ 280

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 285 $ (111) $ 584
T. Rowe Price Government Reserve Fund,
4.97% — — 2,860++
Totals $ 285# $ (111) $ 3,444+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Group  $ 17,190 $ 296 $ 768 $ 16,607
T. Rowe Price Government
Reserve Fund, 4.97% 218,349  ¤  ¤ 58,194
Total $ 74,801^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,444 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $64,918.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Index 500 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Equity Index 500 Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2024, all of the fund’s financial
instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F50-054Q3 09/24